SCHEDULE OF THE MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021	Oct. 01, 2020
Leases
2023	$ 17,601
2024	17,601
2025	10,268
Total future minimum lease payments	45,470
Less: imputed interest	2,896
Total operating lease liabilities	$ 42,574	$ 305,264	$ 300,000